                    WADDELL & REED ADVISORS
                    TAX-MANAGED
                    EQUITY FUND,
                    INC.

                    SEMIANNUAL
                    REPORT
                    -------------
                    June 30, 2000

PRESIDENT'S LETTER
JUNE 30, 2000


Dear Shareholder:

We are delighted to share with you this report on your Fund's operations for the six months ended June 30, 2000.

The last six months marked an unusual and frenetic time for the markets and the economy. While the first quarter of 2000 was quite strong, especially for stocks in the technology sector, the second quarter brought a decline for those same stocks and a slowdown in the overheated U.S. economy. The slowdown was engineered by the Federal Reserve, which raised interest rates 25 basis points in both February and March, followed by a 50-basis-point increase in May.

The efforts at slowing the economy have apparently worked, although a parallel acceleration in inflation remains a possibility. As a result of the Fed's actions, the stock market didn't make much progress during the first half of the year - in fact, it receded a bit. While the first few months of this year were strong, the last few months saw negative returns -- especially April and May.

Year-to-date, the technology-heavy Nasdaq Composite Index was down 2.54 percent, while the Nasdaq Industrial Index was down 5.91 percent. The performance of the two major indices was also down from January through June, as the Dow Jones Industrial Average declined 8.55 percent and the Standard & Poor's 500 was down
0.47 percent. One of the broadest indices, the Wilshire 5000, was also down for the first half of this year, declining 1.41 percent. The one positive return came in the smaller-company index, the Russell 2000 Index, which was up 3.07 percent.

Looking ahead, the market is still trying to find direction. Currently, statistics suggest that the economy has slowed significantly since the beginning of the year. The question remains, however, whether it has slowed enough to prevent any further interest rate increases by the Federal Reserve. Other factors that may affect the market during the remainder of the year include the presidential election, the high trade deficit and the implications of that deficit for the value of the U.S. dollar abroad.

Overall, investors have been rewarded well in recent years. Those who continue a structured and consistent investment program remain well positioned to take advantage of opportunities, including those presented by the market's occasional downdrafts. Just as we urge you not to become unduly concerned if the market moves downward in the near term, we would urge that you not become too exuberant when it moves higher in similarly short time periods.

It is impossible to predict with certainty where markets will go next, but one thing that remains certain is that a well-thought-out investment plan is essential. Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing commitment and support.

Respectfully,

Robert L. Hechler
President

SHAREHOLDER SUMMARY
------------------------------------------------------------------
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.

PORTFOLIO STRATEGY:
Common stock of large to        GOAL:   To seek long-term growth of capital
medium sized companies                  while minimizing taxable gains and
                                        income to shareholders.

                            STRATEGY:   Designed for investors seeking long-term
                                        capital appreciation, but who are also
                                        seeking to reduce Federal income taxes
                                        resulting from their investment.  The
                                        portfolio will primarily be invested in
                                        common stocks of large to medium sized
                                        companies.

                             FOUNDED:   2000

        SCHEDULED DIVIDEND FREQUENCY:   Annually (December)

PERFORMANCE SUMMARY -- Class A Shares

           PER SHARE DATA
For the Period Ended June 30, 2000
----------------------------------
NET ASSET VALUE ON
   6/30/00                 $10.60
   3/31/00                  10.00
                           ------
CHANGE PER SHARE           $ 0.60
                           ======

Past performance is not necessarily indicative of future results.

                              TOTAL RETURN HISTORY

                                              Aggregate Total Return
                                              -----------------------
                                                With         Without
Period                                      Sales Load*    Sales Load**
------                                      -----------    ------------
 For the period from 3-31-00***
    through 6/30/00                             -0.10%          6.00%

*Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase.
*Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase. *Commencement of operations.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On June 30, 2000, Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. had net assets totaling $17,185,094 invested in a diversified portfolio of:

 62.50%  Common Stocks
 37.50%  Cash and Cash Equivalents


As a shareholder of Waddell & Reed Advisors Tax-Managed Equity Fund, Inc., for every $100 you had invested on June 30, 2000, your Fund owned:

 $37.50  Cash and Cash Equivalents
  25.52  Manufacturing Stocks
  19.75  Services Stocks
   6.61  Transportation, Communication, Electric
           and Sanitary Services Stocks
   5.49  Wholesale and Retail Trade Stocks
   3.49  Mining Stocks
   1.64  Finance, Insurance and Real Estate Stocks

THE INVESTMENTS OF
WADDELL & REED ADVISORS TAX-MANAGED EQUITY FUND, INC.
JUNE 30, 2000

                                              Shares        Value

COMMON STOCKS
Business Services - 16.18%
 Amdocs Limited*  ........................     4,500    $   345,375
 CheckFree Holdings Corporation*  ........     7,500        387,422
 Citrix Systems, Inc.*  ..................    14,000        265,562
 Clear Channel Communications, Inc.*  ....     3,500        262,500
 GO.com*  ................................    15,500        185,031
 Intuit Inc.*  ...........................     1,700         70,231
 Microsoft Corporation*  .................     5,200        415,838
 Oracle Corporation*  ....................     2,500        210,078
 Siebel Systems, Inc.*  ..................     1,900        310,828
 Veritas Software Corp.*  ................     2,900        327,609
   Total .................................                2,780,474

Chemicals and Allied Products - 12.28%
 Amgen Inc.*  ............................     2,400        168,675
 Forest Laboratories, Inc.*  .............     3,200        323,200
 Merck & Co., Inc.  ......................     2,700        206,888
 Pfizer Inc.  ............................     4,400        211,200
 Pharmacyclics, Inc.*  ...................     3,900        237,534
 QLT Inc.*  ..............................     4,600        357,219
 Schering-Plough Corporation  ............     3,200        161,600
 Smith International, Inc.*  .............     6,100        444,156
   Total .................................                2,110,472

Communication - 4.49%
 AT&T Wireless Group*  ...................    10,000        278,750
 Nextel Communications, Inc.*  ...........     4,800        293,550
 SBC Communications Inc.  ................     4,600        198,950
   Total .................................                  771,250

Electronic and Other Electric Equipment - 4.80%
 Intel Corporation  ......................     2,300        307,409
 LSI Logic Corporation*  .................     3,900        211,088
 Nortel Networks Corporation  ............     4,500        307,125
   Total .................................                  825,622

Food Stores - 1.09%
 Kroger Co. (The)*  ......................     8,500        187,531

General Merchandise Stores - 4.40%
 Kohl's Corporation*  ....................     6,500        361,563
 Target Corporation  .....................     6,800        394,400
   Total .................................                  755,963

Health Services - 1.98%
 HCA - The Healthcare Company  ...........    11,200        340,200


                See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF
WADDELL & REED ADVISORS TAX-MANAGED EQUITY FUND, INC.
JUNE 30, 2000

                                              Shares        Value

COMMON STOCKS (Continued)
Industrial Machinery and Equipment - 6.06%
 Cisco Systems, Inc.*  ...................     6,100     $  387,541
 EMC Corporation*  .......................     4,600        353,912
 Hewlett-Packard Company  ................     2,400        299,700
   Total .................................                1,041,153

Instruments and Related Products - 1.47%
 Agilent Technologies, Inc.*  ............       915         67,508
 Medtronic, Inc.  ........................     3,700        184,306
   Total .................................                  251,814

Insurance Carriers - 1.64%
 American International Group, Inc.   ....     2,400        282,000

Motion Pictures - 1.59%
 Time Warner Incorporated  ...............     3,600        273,600

Oil and Gas Extraction - 3.49%
 Apache Corporation  .....................     7,000        411,688
 Burlington Resources Incorporated  ......     4,900        187,425
   Total .................................                  599,113

Petroleum and Coal Products - 0.91%
 Exxon Mobil Corporation  ................     2,000        157,000

Transportation by Air - 2.12%
 Northwest Airlines Corporation,
   Class A* ..............................    12,000        364,500

TOTAL COMMON STOCKS - 62.50%                            $10,740,692
 (Cost: $9,939,860)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Food and Kindred Products - 4.07%
 General Mills, Inc.,
   6.5288%, Master Note ..................      $700        700,000

 Nondepository Institutions - 4.07%
 Paccar Financial Corp.,
   6.57%, Master Note ....................       700        700,000

Total Commercial Paper - 8.14%                            1,400,000


                See Notes to Schedule of Investments on page 10.

THE INVESTMENTS OF
WADDELL & REED ADVISORS TAX-MANAGED EQUITY FUND, INC.
JUNE 30, 2000

                                           Principal
                                           Amount in
                                           Thousands        Value


SHORT-TERM SECURITIES  (continued)
Repurchase Agreement - 26.87%
 J.P. Morgan Securities Inc., 6.2% Repurchase
   Agreement dated 6-30-00, to be
   repurchased at $4,619,385 on
   7-3-00** ..............................    $4,617    $ 4,617,000

TOTAL SHORT-TERM SECURITIES - 35.01%                    $ 6,017,000
 (Cost: $6,017,000)

TOTAL INVESTMENT SECURITIES - 97.51%                    $16,757,692
 (Cost: $15,956,860)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.49%           427,402

NET ASSETS - 100.00%                                    $17,185,094


Notes to Schedule of Investments
 *No income dividends were paid during the preceding 12 months.
**Collateralized by $4,012,000 U.S. Treasury Notes, 7.5% due 11-15-2024; market value and accrued interest aggregate $4,713,684.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 4 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

WADDELL & REED ADVISORS TAX-MANAGED EQUITY FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(In Thousands, Except for Per Share Amounts)
Assets
 Investment securities - at value
   (Notes 1 and 4) .................................      $16,758
 Cash   ............................................            1
 Receivables:
   Fund shares sold ................................          371
   Dividends and interest ..........................            7
 Prepaid registration fees  ........................           59
                                                          -------
    Total assets  ..................................       17,196
                                                          -------
Liabilities
 Accrued service fee (Note 3)  .....................            2
 Accrued accounting services fee (Note 3)  .........            1
 Accrued distribution fee (Note 3)  ................            1
 Accrued transfer agency and dividend
   disbursing (Note 3) .............................            1
 Other  ............................................            6
                                                          -------
    Total liabilities  .............................           11
                                                          -------
      Total net assets .............................      $17,185
                                                          =======
Net Assets
 $0.001 par value capital stock
   Capital stock ...................................      $     2
   Additional paid-in capital ......................       16,437
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income .           67
   Accumulated undistributed net realized loss
    on investment transactions  ....................         (122)
   Net unrealized appreciation in value of
    investments  ...................................          801
                                                          -------
    Net assets applicable to outstanding
      units of capital .............................      $17,185
                                                          =======
Net asset value per share (net assets divided
 by shares outstanding)
 Class A  ..........................................       $10.60
 Class B  ..........................................       $10.56
 Class C  ..........................................       $10.56
 Class Y  ..........................................       $10.60
Capital shares outstanding
 Class A  ..........................................        1,408
 Class B  ..........................................          147
 Class C  ..........................................           66
 Class Y  ..........................................            2
Capital shares authorized ........................      1,000,000

                   See notes to financial statements.

WADDELL & REED ADVISORS TAX-MANAGED EQUITY FUND, INC.
STATEMENT OF OPERATIONS
For the Period Ended JUNE 30, 2000
(In Thousands)

Investment Income
 Income (Note 1B):
   Interest and amortization........................         $ 89
   Dividends .......................................            4
                                                             ----
    Total income  ..................................           93
                                                             ----
 Expenses (Note 3):
   Investment management fee .......................           18
   Registration fees ...............................            8
   Service fee:
     Class A  ......................................            3
     Class B .......................................            1
     Class C .......................................          ---*
   Audit fees ......................................            3
   Distribution fee:
      Class A ......................................            1
      Class B.......................................            1
      Class C.......................................            1
   Transfer agency and dividend disbursing:
      Class A.......................................            2
      Class B.......................................          ---*
      Class C.......................................          ---*
   Accounting services fee .........................            2
   Custodian fees ..................................            2
   Legal fees ......................................            2
   Shareholder servicing - Class Y .................          ---*
                                                             ----
    Total  .........................................           44
    Less expenses in excess of voluntary waiver of
      management fee (Note 3) ......................          (18)
                                                             ----
      Total expenses ...............................           26
                                                             ----
       Net investment income  ......................           67
                                                             ----
Realized and Unrealized Gain (Loss) on
 Investments (Notes 1 and 4)
 Realized net loss on securities  ..................         (122)
 Unrealized appreciation in value of investments
   during the period ...............................          801
                                                             ----
   Net gain on investments .........................          679
                                                              ---
    Net increase in net assets resulting from
      operations ...................................         $746
                                                             ====

*Not shown due to rounding.
                       See notes to financial statements.

WADDELL & REED ADVISORS TAX-MANAGED EQUITY FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period from MARCH 31, 2000* through JUNE 30, 2000
(In Thousands)

Increase in Net Assets
 Operations:
   Net investment income ............        $    67
   Realized net loss on investments .           (122)
   Unrealized appreciation ..........            801
                                             -------
    Net increase in net assets
      resulting from operations .....            746
                                             -------
 Distributions to shareholders from (Note 1E):**
   Net investment income:
    Class A                                      ---
    Class B                                      ---
    Class C                                      ---
    Class Y                                      ---
   Realized gains on securities transactions:
    Class A                                      ---
    Class B                                      ---
    Class C                                      ---
    Class Y                                      ---
                                             -------
                                                 ---
                                             -------
 Capital share transactions
   (Note 5) .........................         16,339
                                             -------
       Total increase  ..............         17,085
Net Assets
 Beginning of period  ...............            100
                                             -------
 End of period, including undistributed
   net investment income of $67......        $17,185
                                             =======

*Commencement of operations.
**See "Financial Highlights" on pages 16 - 19.

                       See notes to financial statements.

WADDELL & REED ADVISORS TAX-MANAGED EQUITY FUND, INC.
FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                    For the
                period from
                   3/31/00*
                    through
                    6/30/00
                   --------
Net asset value,
 beginning of
 period  ........... $10.00
                     ------
Income from investment
 operations:
 Net investment
   income ..........   0.04
 Net realized and
   unrealized gain
   on investments ..   0.56
                     ------
Total from investment
 operations   ......   0.60
                     ------
Less distributions:
 From net investment
   income ..........  (0.00)
 From capital gains   (0.00)
                     ------
Total distributions   (0.00)
                     ------
Net asset value,
 end of period  .... $10.60
                     ======
Total return** .....   6.00%
Net assets, end of
 period (in
 millions)  ........    $15
Ratio of expenses
 to average net
 assets  ...........   0.84%***
Ratio of net investment
 income to average
 net assets  .......   2.50%***
Portfolio turnover
 rate  .............   4.41%
  *Commencement of operations.
 **Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.

                       See notes to financial statements.

WADDELL & REED ADVISORS TAX-MANAGED EQUITY FUND, INC.
FINANCIAL HIGHLIGHTS
Class B Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                    For the
                period from
                   3/31/00*
                    through
                    6/30/00
                   --------
Net asset value,
 beginning of
 period  ........... $10.00
                     ------
Income from investment
 operations:
 Net investment
   income ..........   0.02
 Net realized and
   unrealized gain
   on investments ..   0.54
                     ------
Total from investment
 operations   ......   0.56
                     ------
Less distributions:
 From net investment
   income ..........  (0.00)
 From capital gains   (0.00)
                     ------
Total distributions   (0.00)
                     ------
Net asset value,
 end of period  .... $10.56
                     ======
Total return .......   5.60%
Net assets, end of
 period (in
 millions)  ........     $1
Ratio of expenses
 to average net
 assets  ...........   1.88%**
Ratio of net investment
 income to average
 net assets  .......   1.34%**
Portfolio turnover
 rate  .............   4.41%

 *Commencement of operations.
**Annualized.


                       See notes to financial statements.

WADDELL & REED ADVISORS TAX-MANAGED EQUITY FUND, INC.
FINANCIAL HIGHLIGHTS
Class C Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                    For the
                period from
                   3/31/00*
                    through
                    6/30/00
                   --------
Net asset value,
 beginning of
 period  ........... $10.00
                     ------
Income from investment
 operations:
 Net investment
   income ..........   0.01
 Net realized and
   unrealized gain
   on investments ..   0.55
                     ------
Total from investment
 operations   ......   0.56
                     ------
Less distributions:
 From net investment
   income ..........  (0.00)
 From capital gains   (0.00)
                     ------
Total distributions   (0.00)
                     ------
Net asset value,
 end of period  .... $10.56
                     ======
Total return* ......   5.60%
Net assets, end of
 period (in
 millions)  ........     $1
Ratio of expenses
 to average net
 assets  ...........   1.97%**
Ratio of net investment
 income to average
 net assets  .......   1.22%**
Portfolio turnover
 rate  .............   4.41%
 *Commencement of operations.
**Annualized.


                       See notes to financial statements.

WADDELL & REED ADVISORS TAX-MANAGED EQUITY FUND, INC.
FINANCIAL HIGHLIGHTS
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout The Period:

                    For the
                period from
                   4/19/00*
                    through
                    6/30/00
                   --------
Net asset value,
 beginning of
 period  ........... $10.07
                     ------
Income from investment
 operations:
 Net investment
   income ..........   0.00
 Net realized and
   unrealized gain
   on investments ..   0.53
                     ------
Total from investment
 operations   ......   0.53
                     ------
Less distributions:
 From net investment
   income ..........  (0.00)
 From capital gains   (0.00)
                     ------
Total distributions   (0.00)
                     ------
Net asset value,
 end of period  .... $10.60
                     ======
Total return .......   5.26%
Net assets, end of
 period (in
 thousands)  .......    $16
Ratio of expenses
 to average net
 assets  ...........   2.02%**
Ratio of net investment
 income to average
 net assets  .......   0.67%**
Portfolio turnover
 rate  .............   4.41%***
  *Commencement of operations.
 **Annualized.
***For the period from March 31, 2000 through June 30, 2000.

                       See notes to financial statements.

WADDELL & REED ADVISORS TAX-MANAGED EQUITY FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000

NOTE 1 -- Significant Accounting Policies

     Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. (the "Fund"), formerly United Tax-Managed Equity Fund, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek growth of capital. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 4 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

F. Repurchase agreements -- Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, remains at least equal to the value of the loan, including accrued interest thereon. The collateral for the repurchase agreement is held by the Fund's custodian bank.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Organization

     The Fund, a Maryland corporation, was organized on November 30, 1999 and was inactive (except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the registration of its shares under the Securities Act of 1933) until March 31, 2000 (the date of the initial public offering).

     On March 2, 2000, Waddell & Reed, Inc. ("W&R") purchased for investment 10,000 Class A shares of the Fund at their net asset value of $10.00 per share.

     Prepaid registration expenses in the amount of $63,905 were paid by the Fund and are being amortized over the twelve months following the initial public offering.

NOTE 3 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee to Waddell & Reed Investment Management Company ("WRIMCO"), the Fund's investment manager and a wholly owned subsidiary of W&R, for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.65% of net assets up to $1 billion, 0.60% of net assets over $1 billion and up to $2 billion, 0.55% of net assets over $2 billion and up to $3 billion, and 0.50% of net assets over $3 billion. However, WRIMCO has voluntarily agreed to waive its management fee on any day if the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver. The Fund accrues and pays this fee daily.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level          Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 10,000
           From $   25 to $   50          $ 20,000
           From $   50 to $  100          $ 30,000
           From $  100 to $  200          $ 40,000
           From $  200 to $  350          $ 50,000
           From $  350 to $  550          $ 60,000
           From $  550 to $  750          $ 70,000
           From $  750 to $1,000          $ 85,000
                $1,000 and Over           $100,000

     For Class A, Class B and Class C shares, the Fund pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $205,979. During the period ended June 30, 2000, no deferred sales charges were collected. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $155,927 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R, on an annual basis, a service fee of up to 0.25% of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75% of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to compensation under the Class A Plan.

     The Fund paid no Directors' fees during the period ended June 30, 2000.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 4 -- Investment Securities Transactions

     Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $10,354,856 while proceeds from maturities and sales aggregated $292,912. Purchases of short-term securities aggregated $357,239,000 while proceeds from maturities and sales aggregated $351,222,000. No U.S. Government obligations were purchased or sold during the period.

     For Federal income tax purposes, cost of investments owned at June 30, 2000 was $15,956,860, resulting in net unrealized appreciation of $800,832, of which $1,193,669 related to appreciated securities and $392,837 related to depreciated securities.

NOTE 5 -- Multiclass Operations

     The Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     Transactions in capital stock are summarized below. Amounts are in thousands.

                            For the
                             period
                              ended
                           June 30,
                               2000
                       ------------
Shares issued from sale
 of shares:
 Class A  ............        1,416
 Class B .............          147
 Class C .............           66
 Class Y  ............            2
Shares redeemed:
 Class A  ............          (18)
 Class B .............          ---
 Class C .............          ---
 Class Y  ............          ---
                              -----
Increase in
 outstanding capital
 shares ..............        1,613
                              =====

Value issued from sale
 of shares:
 Class A  ............      $14,334
 Class B .............        1,504
 Class C .............          665
 Class Y  ............           16
Value redeemed:
 Class A  ............         (180)
 Class B .............          ---
 Class C .............          ---
 Class Y  ............          ---
                            -------
Increase in
 outstanding capital .      $16,339
                            =======

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. (formerly United Tax-Managed Equity Fund, Inc.) (the "Fund"), as of June 30, 2000, and the related statements of operations and changes in net assets for the period March 31, 2000 (inception) through June 30, 2000, and the financial highlights for the period March 31, 2000 through June 30, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. as of June 30, 2000, the results of its operations and the changes in its net assets for the period then ended, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
August 4, 2000

DIRECTORS

Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald C. Reimer, Mission Hills, Kansas
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin

OFFICERS
Robert L. Hechler, President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Cynthia P. Prince-Fox, Vice President
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President



This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. current prospectus.

THE WADDELL & REED ADVISORS GROUP OF MUTUAL FUNDS

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors High Income Fund II, Inc.
Waddell & Reed Advisors Income Fund
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.














------------------------------------

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888)-WADDELL
  (888)-923-3355


Our INTERNET address is:
  http://www.waddell.com

NUR1019SA(6-00)